UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21894

Cohen & Steers Emerging Markets Real Estate Fund
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended April 30, 2013. The net asset values (NAV) per share at that date were $10.52, $10.43, and $10.57 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended April 30, 2013
Cohen & Steers Emerging Markets Real Estate Fund, Inc.—Class A	20.06%
Cohen & Steers Emerging Markets Real Estate Fund, Inc.—Class C	19.60%
Cohen & Steers Emerging Markets Real Estate Fund, Inc.—Class I	20.36%
FTSE EPRA/NAREIT Emerging Real Estate Index—net[a]	17.50%
S&P 500 Index[a]	14.42%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance reflects fee waivers and/or expense reimbursements, without which performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares, respectively. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

a  The FTSE EPRA/NAREIT Emerging Real Estate Index is an unmanaged portfolio of approximately 126 constituents from 17 countries and is designed to track the performance of listed real estate companies in emerging market countries worldwide and is net of dividend withholding tax. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Investment Review

Emerging markets real estate securities, participating in a broad rally in equities, had strong absolute returns for the six-month period ended April 30, 2013. Contributing to the generally positive market environment was a move toward aggressive monetary easing by the Bank of Japan, as well as improving confidence in Europe's fiscal outlook in the final months of the period. Already-low bond yields fell further, prompting investors to seek better total-return potential in stocks. Inflation remained relatively benign in most markets, although rising home prices remained a concern in some emerging economies, increasing the potential for additional housing-related tightening measures.

Asia Pacific had positive returns across the board. China gained 19.4%b, recovering from weakness in early 2013. Investors' concerns regarding recent housing policy announcements eased as they placed them in context of broader economic stabilization. Reports of slowing industrial activity and modest inflation helped allay fears of further tightening. Indonesia (55.7%) and the Philippines (40.4%) had large gains as a result of strong domestic demand coupled with relatively contained inflation, which provided a positive backdrop for real estate asset values and fundamentals. Thailand (44.6%) was a similar story, although it ended the period on a soft note amid worries of incremental efforts to restrain home prices.

South Africa (25.7%) did well despite a challenging backdrop that included continued labor unrest, above-trend inflation and slow economic growth. The country's property companies feature stable, income-oriented businesses and high dividend yields—characteristics that were generally in favor during the period.

Returns in Europe (which only accounts for 6% of the index) were relatively modest, reflecting the region's underperformance in early 2013 when political and economic concerns intensified.

One region that declined during the period was Latin America. Brazil (–8.7%) struggled amid a challenging combination of rising inflation and slow economic growth. In April, the Central Bank of Brazil raised interest rates for the first time since 2011 (by 0.25%, to 7.5%), in an effort to curb price pressures, putting further strain on economic growth and tempering housing demand. In Mexico (–59.7%), homebuilders suffered significant losses due to liquidity concerns stemming from high debt levels and negative cash flows. In contrast, Mexico-based REITs—which are not in the index—benefited in part from attractive acquisition opportunities.

The securitization of emerging market real estate continued

Real estate securitization was evident in the period, including IPOs in Mexico and Asia, and secondary offerings in Mexico and Brazil. Among the deals were a $665 million IPO from Terrafina, a Mexican industrial REIT, and a $351 million follow-on equity offering from Brazilian mall owner Multiplan.

b  Country returns are in local currencies as measured by the FTSE EPRA/NAREIT Emerging Real Estate Index.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Fund performance

The Fund had a positive return in the period and outperformed its benchmark. A top contributor to relative performance was our allocation to Mexico. We were overweight the country, but our holdings consisted largely of non-index property owners that had solid returns during the period. Other positive factors included stock selection in China, Indonesia and Brazil and our overweight in the Philippines.

Factors that detracted from relative returns included our lack of allocation to the United Arab Emirates (50.2% return in the index), which performed well despite political tensions in the Middle East. Stock selection in Thailand also hindered relative performance, as did our underweight in South Africa.

Investment Outlook

We believe emerging market real estate stands to benefit from the continued gradual recovery in the global economy. In most markets, inflation remains under control and operating conditions for property companies are generally favorable, in our view, with little sign of a return to tighter monetary policies. However, we are closely watching housing-related policy statements, as we see potential for more governments to promote affordable mass-market housing by implementing measures to restrain home prices.

The risks to residential developers are of particular concern to us in Indonesia and Thailand. China is appearing as less of a concern, as slowing GDP growth makes increased housing policy measures less likely (the government may be forced to rely on housing to support the economy). We remain cautious in markets where we believe valuations have not adequately accounted for broader inflation risks, including South Africa and Indonesia.

Our approach in this environment is to be highly selective of individual companies that offer attractive valuations, compelling growth potential, strong corporate governance and a favorable macroeconomic backdrop. In general, we are seeing better opportunities in owners of income-producing commercial properties, particularly in Asia Pacific. We also continue to look for opportunities to capitalize on the ongoing securitization of real estate in emerging markets, which we believe is enhancing the potential for attractive risk-adjusted returns by expanding the investable universe.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS
Co-chairman	Co-chairman

JOSEPH M. HARVEY	JON CHEIGH
Portfolio Manager	Portfolio Manager

LUKE SULLIVAN	JASON YABLON
Portfolio Manager	Portfolio Manager

  WILLIAM LEUNG

  Portfolio Manager

The views and opinions in the preceding commentary are subject to change and are as of the date of publication. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, commodities, global natural resource equities, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our website contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended April 30, 2013

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	21.20%[a]	25.04%[b]	—
1 Year (without sales charge)	26.91%	26.04%	27.43%
5 Years (with sales charge)	0.12%[a]	0.39%	—
5 Years (without sales charge)	1.04%	0.39%	1.43%
Since Inception[c] (with sales charge)	3.50%[a]	3.54%	—
Since Inception[c] (without sales charge)	4.21%	3.54%	4.60%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The gross and net expense ratios, respectively, for each class of shares as disclosed in the March 1, 2013 prospectuses were as follows: Class A—2.70% and 1.80%; Class C—3.35% and 2.45%; and Class I—2.37% and 1.45%. Through June 30, 2014, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses at 1.80% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of July 31, 2006.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012—April 30, 2013.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period[a] November 1, 2012– April 30, 2013
Class A
Actual (20.06% return)	$1,000.00	$1,200.60	$9.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00
Class C
Actual (19.60% return)	$1,000.00	$1,196.00	$13.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.65	$12.23
Class I
Actual (20.36% return)	$1,000.00	$1,203.60	$7.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.25

a  Expenses are equal to the Fund's Class A, Class C and Class I annualized expense ratios of 1.80%, 2.45% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 2.33%, 2.98% and 2.02%, respectively.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

April 30, 2013

Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
China Overseas Land & Investment Ltd.	$6,084,290	10.9
China Resources Land Ltd.	3,305,903	6.0
Ayala Land	3,008,083	5.4
Growthpoint Properties Ltd.	2,534,895	4.6
BR Malls Participacoes SA	2,439,896	4.4
Greentown China Holdings Ltd.	1,797,955	3.2
China Vanke Co., Ltd. (HKD)	1,726,912	3.1
Immofinanz Immobilien Anlagen AG (USD)	1,718,907	3.1
Hyprop Investments Ltd.	1,507,425	2.7
SM Prime Holdings	1,423,464	2.6

Country Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS

April 30, 2013 (Unaudited)

		Number of Shares	Value
COMMON STOCK	99.5%
AUSTRALIA	0.0%
DIVERSIFIED
BGP Holdings PLC (EUR)[a,b,c]		4,044,867	$0
AUSTRIA	5.0%
DIVERSIFIED	3.1%
Immofinanz Immobilien Anlagen AG (USD)		420,360	1,718,907
RETAIL	1.9%
Atrium European Real Estate Ltd.		176,988	1,056,339
TOTAL AUSTRIA			2,775,246
BRAZIL	14.6%
OFFICE	1.5%
BR Properties SA		73,660	821,001
RESIDENTIAL	5.2%
Even Construtora e Incorporadora SA		227,233	1,073,273
Ez Tec Empreendimentos e Participacoes SA		55,385	761,258
MRV Engenharia e Participacoes SA		171,521	737,264
PDG Realty SA Empreendimentos e Participacoes		297,083	340,033
			2,911,828
RETAIL	7.9%
Aliansce Shopping Centers SA		53,244	601,166
BR Malls Participacoes SA		205,542	2,439,896
Multiplan Empreendimentos Imobiliarios SA		47,196	1,344,582
			4,385,644
TOTAL BRAZIL			8,118,473
CHINA	3.1%
RESIDENTIAL
China Vanke Co., Ltd. (HKD)		852,487	1,726,912
HONG KONG	26.8%
DIVERSIFIED	5.9%
China Resources Land Ltd.[d]		1,094,000	3,305,903

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2013 (Unaudited)

		Number of Shares	Value
RESIDENTIAL	20.9%
China Overseas Land & Investment Ltd.[d]		1,988,000	$6,084,290
Country Garden Holdings Co.[c]		2,331,950	1,325,219
Evergrande Real Estate Group Ltd.[d]		1,101,000	451,174
Greentown China Holdings Ltd.[c,d]		924,000	1,797,955
Guangzhou R&F Properties Co., Ltd. Class Hd		719,600	1,301,932
Poly Hong Kong Investments Ltd.[c,d]		924,000	646,549
			11,607,119
TOTAL HONG KONG			14,913,022
INDIA	3.8%
DIVERSIFIED	2.3%
DLF Ltd.		285,713	1,257,668
RESIDENTIAL	0.7%
Prestige Estates Projects Ltd.		127,480	398,708
RETAIL	0.8%
Phoenix Mills Ltd.		94,701	476,361
TOTAL INDIA			2,132,737
INDONESIA	7.9%
DIVERSIFIED	2.4%
Lippo Karawaci Tbk PT		9,622,500	1,336,114
RESIDENTIAL	5.5%
Alam Sutera Realty Tbk PT		5,177,500	559,154
Ciputra Development Tbk PT		8,269,500	1,173,763
Summarecon Agung Tbk PT		4,900,001	1,310,363
			3,043,280
TOTAL INDONESIA			4,379,394
MALAYSIA	5.1%
DIVERSIFIED	1.8%
SP Setia Berhad		889,900	1,003,240
RESIDENTIAL	2.8%
IJM Land Berhad		896,500	760,220
Mah Sing Group Berhad		1,073,000	800,562
			1,560,782

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2013 (Unaudited)

		Number of Shares	Value
RETAIL	0.5%
CapitaMalls Malaysia Trust		477,100	$294,806
TOTAL MALAYSIA			2,858,828
MEXICO	3.0%
DIVERSIFIED	2.8%
Corp. Inmobiliaria Vesta SAB de CV		245,985	567,036
Fibra Uno Administracion SA de CV		257,986	991,379
			1,558,415
RESIDENTIAL	0.2%
Desarrolladora Homex SAB de CVc		111,688	90,695
TOTAL MEXICO			1,649,110
PHILIPPINES	11.4%
DIVERSIFIED	8.8%
Ayala Land		3,815,491	3,008,083
Filinvest Land		21,047,677	1,043,179
Megaworld Corp.		8,369,000	843,813
			4,895,075
RETAIL	2.6%
SM Prime Holdings		2,929,489	1,423,464
TOTAL PHILIPPINES			6,318,539
SINGAPORE	1.8%
RETAIL
CapitaRetail China Trust		745,000	1,019,181
SOUTH AFRICA	11.0%
DIVERSIFIED	6.2%
Capital Property Fund		238,627	313,790
Growthpoint Properties Ltd.		771,342	2,534,895
Redefine Properties Ltd.		509,039	612,651
			3,461,336
RETAIL	4.8%
Hyprop Investments Ltd.		170,794	1,507,425
Resilient Property Income Fund Ltd.		174,775	1,154,974
			2,662,399
TOTAL SOUTH AFRICA			6,123,735

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2013 (Unaudited)

		Number of Shares	Value
THAILAND	6.0%
RESIDENTIAL	4.3%
Asian Property Development PCL		1,253,200	$401,366
LPN Development PCL		1,498,400	1,220,162
Supalai PCL		1,136,300	793,668
			2,415,196
RETAIL	1.7%
Central Pattana PCL		269,900	919,591
TOTAL THAILAND			3,334,787
TOTAL COMMON STOCK (Identified cost—$41,808,817)			55,349,964
CLOSED-END FUNDS—BRAZIL	1.1%
OFFICE
FII BTG Pactual Corporate Office Fund		8,300	589,079
TOTAL CLOSED-END FUNDS (Identified cost—$641,082)			589,079
WARRANTS—MALAYSIA	0.0%
RESIDENTIAL
Mah Sing Group Berhad, due 3/18/18[c]		163,980	21,828
TOTAL WARRANTS (Identified cost—$0)			21,828
TOTAL INVESTMENTS (Identified cost—$42,449,899)	100.6%		55,960,871
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)%		(322,560)
NET ASSETS	100.0%		$55,638,311

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2013 (Unaudited)

Glossary of Portfolio Abbreviations

EUR  Euro Currency

HKD  Hong Kong Dollar

USD  United States Dollar

Sector Summary	% of Market Value
Residential	42.5
Diversified	33.1
Retail	21.9
Office	2.5
100.0

Note: Percentages indicated are based on the net assets of the Fund.

a  Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

b  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

c  Non-income producing security.

d  Investments comply with emerging markets definition as disclosed in the Fund's prospectus.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2013 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$42,449,899)	$55,960,871
Receivable for:
Investment securities sold	200,746
Dividends	104,681
Fund shares sold	85,726
Other assets	658
Total Assets	56,352,682
LIABILITIES:
Payable for:
Foreign capital gains tax	235,833
Due to custodian	151,673
Fund shares redeemed	105,871
Investment advisory fees	28,716
Shareholder servicing fees	4,881
Administration fees	4,502
Directors' fees	1,229
Distribution fees	848
Other liabilities	180,818
Total Liabilities	714,371
NET ASSETS	$55,638,311
NET ASSETS consist of:
Paid-in capital	$138,672,509
Dividends in excess of net investment income	(523,512)
Accumulated net realized loss	(95,786,234)
Net unrealized appreciation	13,275,548
$55,638,311

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

April 30, 2013 (Unaudited)

CLASS A SHARES:
NET ASSETS	$23,436,314
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,228,023
Net asset value and redemption price per share	$10.52
Maximum offering price per share ($10.52 ÷ 0.955)[a]	$11.02
CLASS C SHARES:
NET ASSETS	$12,986,449
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,244,804
Net asset value and offering price per share[b]	$10.43
CLASS I SHARES:
NET ASSETS	$19,215,548
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,817,352
Net asset value, offering, and redemption price per share	$10.57

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividend income (net of $19,780 of foreign withholding tax)	$344,917
Expenses:
Investment advisory fees	236,055
Distribution fees—Class A	27,736
Distribution fees—Class C	43,826
Shareholder servicing fees—Class A	11,095
Shareholder servicing fees—Class C	14,608
Shareholder servicing fees—Class I	3,964
Professional fees	60,905
Custodian fees and expenses	57,591
Administration fees	53,652
Registration and filing fees	17,948
Shareholder reporting expenses	17,310
Transfer agent fees and expenses	13,036
Directors' fees and expenses	1,258
Line of credit fees	362
Miscellaneous	7,650
Total Expenses	566,996
Reduction of Expenses (See Note 2)	(127,444)
Net Expenses	439,552
Net Investment Loss	(94,635)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (net of $29,169 of foreign capital gains tax)	726,876
Foreign currency transactions	(20,376)
Net realized gain	706,500
Net change in unrealized appreciation (depreciation) on:
Investments (net of $76,389 of foreign capital gains tax)	7,620,027
Foreign currency translations	507
Net change in unrealized appreciation (depreciation)	7,620,534
Net realized and unrealized gain	8,327,034
Net Increase in Net Assets Resulting from Operations	$8,232,399

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2013	For the Year Ended October 31, 2012
Change in Net Assets:
From Operations:
Net investment income (loss)	$(94,635)	$368,328
Net realized gain (loss)	706,500	(3,559,364)
Net change in unrealized appreciation	7,620,534	7,838,486
Net increase in net assets resulting from operations	8,232,399	4,647,450
Dividends to Shareholders from Net investment income:
Class A	(263,559)	(413,683)
Class C	(99,829)	(218,497)
Class I	(136,969)	(366,040)
Total dividends to shareholders	(500,357)	(998,220)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	9,848,246	(9,905,834)
Total increase (decrease) in net assets	17,580,288	(6,256,604)
Net Assets:
Beginning of period	38,058,023	44,314,627
End of period[a]	$55,638,311	$38,058,023

a  Includes dividends in excess of net investment income and accumulated undistributed net investment income of $523,512 and $71,480, respectively.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six	For the Year Ended October 31,
	Months Ended
Per Share Operating Performance:	April 30, 2013	2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.87	$8.00	$9.41	$9.15	$6.97	$16.73
Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.08 [b]	0.11 [c]	0.11	0.12	0.12
Net realized and unrealized gain (loss)	1.79	0.98	(0.86)	1.19	2.09	(8.45)
Total income (loss) from investment operations	1.77	1.06	(0.75)	1.30	2.21	(8.33)
Less dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.19)	(0.66)	(1.04)	(0.03)	(0.92)
Net realized gain	—	—	—	—	—	(0.46)
Tax return of capital	—	—	—	—	—	(0.07)
Total dividends and distributions to shareholders	(0.12)	(0.19)	(0.66)	(1.04)	(0.03)	(1.45)
Redemption fees retained by the Fund	0.00 [d]	0.00 [d]	0.00 [d]	0.00 [d]	0.00 [d]	0.02
Net increase (decrease) in net asset value	1.65	0.87	(1.41)	0.26	2.18	(9.76)
Net asset value, end of period	$10.52	$8.87	$8.00	$9.41	$9.15	$6.97
Total investment return[e,f]	20.06%[g]	13.83%	–8.52%	15.88%	31.80%	–53.78%

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six	For the Year Ended October 31,
	Months Ended
Ratios/Supplemental Data:	April 30, 2013	2012	2011	2010	2009	2008
Net assets, end of period (in millions)	$23.4	$19.7	$16.8	$27.0	$28.7	$42.4
Ratio of expenses to average daily net assets (before expense reduction)	2.33%[h,i]	2.70%[h]	2.52%[h]	2.19%[h]	2.37%	1.86%
Ratio of expenses to average daily net assets (net of expense reduction)	1.80%[h,i]	1.80%[h]	1.80%[h]	1.80%[h]	1.80%	1.79%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	(0.92)%[h,i]	0.04%[h]	0.47%[h]	0.86%[h]	1.08%	0.98%
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	(0.39)%[h,i]	0.94%[h]	1.19%[h]	1.26%[h]	1.65%	1.04%
Portfolio turnover rate	19%[g]	81%	169%	94%	134%	77%

a  Calculation based on average shares outstanding.

b  15.3% of gross income was attributable to dividends paid by Growthpoint Properties Ltd.

c  16.7% of gross income was attributable to dividends paid by Growthpoint Properties Ltd.

d  Amount is less than $0.005.

e  Does not reflect sales charges, which would reduce return.

f  Return assumes the reinvestment of all dividends and distributions at NAV.

g  Not annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

i  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended October 31,
	Months Ended
Per Share Operating Performance:	April 30, 2013	2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.80	$7.93	$9.33	$9.08	$6.93	$16.65
Income from investment operations:
Net investment income (loss)[a]	(0.05)	0.02 [b]	0.04 [c]	0.05	0.07	0.05
Net realized and unrealized gain (loss)	1.77	0.99	(0.84)	1.18	2.09	(8.43)
Total income (loss) from investment operations	1.72	1.01	(0.80)	1.23	2.16	(8.38)
Less dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.14)	(0.60)	(0.98)	(0.01)	(0.83)
Net realized gain	—	—	—	—	—	(0.46)
Tax return of capital	—	—	—	—	—	(0.07)
Total dividends and distributions to shareholders	(0.09)	(0.14)	(0.60)	(0.98)	(0.01)	(1.36)
Redemption fees retained by the Fund	0.00 [d]	0.00 [d]	0.00 [d]	0.00 [d]	0.00 [d]	0.02
Net increase (decrease) in net asset value	1.63	0.87	(1.40)	0.25	2.15	(9.72)
Net asset value, end of period	$10.43	$8.80	$7.93	$9.33	$9.08	$6.93
Total investment return[e,f]	19.60%[g]	13.13%	–9.09%	15.05%	31.17%	–54.10%

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended October 31,
	Months Ended
Ratios/Supplemental Data:	April 30, 2013	2012	2011	2010	2009	2008
Net assets, end of period (in millions)	$13.0	$10.4	$13.0	$18.3	$21.5	$25.9
Ratio of expenses to average daily net assets (before expense reduction)	2.98%[h,i]	3.35%[h]	3.17%[h]	2.84%[h]	3.02%	2.51%
Ratio of expenses to average daily net assets (net of expense reduction)	2.45%[h,i]	2.45%[h]	2.45%[h]	2.45%[h]	2.45%	2.44%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	(1.56)%[h,i]	(0.68)%[h]	(0.21)%[h]	0.22%[h]	0.39%	0.38%
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	(1.03)%[h,i]	0.22%[h]	0.51%[h]	0.62%[h]	0.97%	0.44%
Portfolio turnover rate	19%[g]	81%	169%	94%	134%	77%

a  Calculation based on average shares outstanding.

b  15.3% of gross income was attributable to dividends paid by Growthpoint Properties Ltd.

c  16.7% of gross income was attributable to dividends paid by Growthpoint Properties Ltd.

d  Amount is less than $0.005.

e  Does not reflect sales charges, which would reduce return.

f  Return assumes the reinvestment of all dividends and distributions at NAV.

g  Not annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

i  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended October 31,
	Months Ended
Per Share Operating Performance:	April 30, 2013	2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.91	$8.04	$9.46	$9.19	$6.98	$16.77
Income from investment operations:
Net investment income[a]	0.01	0.11 [b]	0.13 [c]	0.14	0.14	0.18
Net realized and unrealized gain (loss)	1.78	0.98	(0.86)	1.20	2.11	(8.49)
Total income (loss) from investment operations	1.79	1.09	(0.73)	1.34	2.25	(8.31)
Less dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.22)	(0.69)	(1.07)	(0.04)	(0.97)
Net realized gain	—	—	—	—	—	(0.46)
Tax return of capital	—	—	—	—	—	(0.07)
Total dividends and distributions to shareholders	(0.13)	(0.22)	(0.69)	(1.07)	(0.04)	(1.50)
Redemption fees retained by the Fund	0.00 [d]	0.00 [d]	0.00 [d]	0.00 [d]	0.00 [d]	0.02
Net increase (decrease) in net asset value	1.66	0.87	(1.42)	0.27	2.21	(9.79)
Net asset value, end of period	$10.57	$8.91	$8.04	$9.46	$9.19	$6.98
Total investment return[e]	20.36%[f]	14.20%	–8.13%[g]	16.25%[g]	32.38%	–53.64%

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended October 31,
	Months Ended
Ratios/Supplemental Data:	April 30, 2013	2012	2011	2010	2009	2008
Net assets, end of period (in millions)	$19.2	$8.0	$14.5	$13.9	$17.4	$18.1
Ratio of expenses to average daily net assets (before expense reduction)	2.02%[h,i]	2.35%[h]	2.17%[h]	1.84%[h]	2.00%	1.50%
Ratio of expenses to average daily net assets (net of expense reduction)	1.45%[h,i]	1.45%[h]	1.45%[h]	1.45%[h]	1.45%	1.44%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	(0.44)%[h,i]	0.48%[h]	0.78%[h]	1.21%[h]	1.39%	1.45%
Ratio of net investment income to average daily net assets (net of expense reduction)	0.14%[h,i]	1.38%[h]	1.50%[h]	1.60%[h]	1.95%	1.51%
Portfolio turnover rate	19%[f]	81%	169%	94%	134%	77%

a  Calculation based on average shares outstanding.

b  15.3% of gross income was attributable to dividends paid by Growthpoint Properties Ltd.

c  16.7% of gross income was attributable to dividends paid by Growthpoint Properties Ltd.

d  Amount is less than $0.005.

e  Return assumes the reinvestment of all dividends and distributions at NAV.

f  Not annualized.

g  The net asset value (NAV) disclosed in the October 31, 2010 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on October 31, 2010. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on October 31, 2010.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

i  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Emerging Markets Real Estate Fund, Inc. (the Fund), was incorporated under the laws of the State of Maryland on April 24, 2006 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Fund's investment objective is total return, (capital appreciation and current income). The authorized shares of the Fund are divided into three classes designated Class A, C and I shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2013.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$55,349,964	$52,015,177	$3,334,787	$—	[a]
Closed-End Funds	589,079	589,079	—	—
Warrants	21,828	21,828	—	—
Total Investments[b]	$55,960,871	$52,626,084	$3,334,787	$—

a BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund's fair value procedures and classified as a Level 3 security.

b Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign and Emerging Markets Securities: The Fund may directly purchase securities of foreign issuers, including issuers in emerging markets. Investing in securities of foreign issuers, and in particular issuers in emerging markets, involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. These risks may be more pronounced in emerging markets than in developed markets.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Distributions paid by the Fund are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of April 30, 2013, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with day-to-day investment decisions and generally

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of the Fund.

For the six months ended April 30, 2013, and through June 30, 2014, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to the extent necessary to maintain the Fund's total annual operating expenses as a percentage of average net assets at 1.80% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the advisor. For the six months ended April 30, 2013, fees waived and/or expenses reimbursed totaled $127,444.

Under subadvisory agreements between the advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreements, the advisor (not the Fund) pays the subadvisors. The advisor allocates 50% of the advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily assets managed by the advisor and each subadvisor. On December 11, 2012, the Board of Directors of the Fund approved the termination of the subadvisory agreement with Cohen & Steers Europe S.A. effective December 31, 2012.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Fund. For the six months ended April 30, 2013, the Fund paid the advisor $23,606 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares and up to 0.75% of the average daily net assets attributable to Class C shares.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended April 30, 2013, the Fund has been advised that the distributor received $2,939 in sales commissions from the sale of Class A shares and $3,377 and $720 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes,

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

including payments to dealers and other financial intermediaries for selling these classes and interest and other financing costs associated with these classes.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the advisor. The Fund does not pay compensation to directors and officers affiliated with the advisor except for the Chief Compliance Officer, who received compensation from the advisor, which was reimbursed by the Fund, in the amount of $317 for the six months ended April 30, 2013.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2013, totaled $17,873,502 and $8,886,732, respectively.

Note 4. Income Tax Information

As of April 30, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$42,449,899
Gross unrealized appreciation	$14,835,155
Gross unrealized depreciation	(1,324,183)
Net unrealized appreciation	$13,510,972

As of October 31, 2012, the Fund had a net capital loss carryforward of $95,715,073, which may be used to offset future capital gains. These losses are comprised of a short-term capital loss carryover of $1,399,867 and a long-term capital loss carryover of $1,471,176 recognized during the year ended October 31, 2012, which, under current federal income tax rules, may offset capital gains recognized in any future period but must be utilized prior to using the balance of its short-term capital loss carryovers of which $51,390,511 will expire on October 31, 2016, $37,894,969 will expire on October 31, 2017, $2,592,353 will expire on October 31, 2018 and $966,197 will expire on October 31, 2019.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 225 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended April 30, 2013		For the Year Ended October 31, 2012
	Shares	Amount	Shares	Amount
Class A:
Sold	479,548	$4,732,832	1,113,180	$9,148,169
Issued as reinvestment of dividends and distributions	23,727	225,167	47,627	346,576
Redeemed	(493,145)	(4,849,486)	(1,039,102)	(8,501,370)
Redemption fees retained by the Fund[a]	—	2,759	—	337
Net increase	10,130	$111,272	121,705	$993,712
Class C:
Sold	160,550	$1,590,428	94,796	$752,485
Issued as reinvestment of dividends and distributions	6,434	60,677	16,957	120,455
Redeemed	(109,288)	(1,047,639)	(559,654)	(4,463,338)
Redemption fees retained by the Fund[a]	—	1,510	—	223
Net increase (decrease)	57,696	$604,976	(447,901)	$(3,590,175)
Class I:
Sold	1,339,684	$13,300,481	550,195	$4,446,053
Issued as reinvestment of dividends and distributions	10,110	96,245	16,009	117,710
Redeemed	(424,533)	(4,266,902)	(1,486,402)	(11,873,374)
Redemption fees retained by the Fund[a]	—	2,174	—	240
Net increase (decrease)	925,261	$9,131,998	(920,198)	$(7,309,371)

a  The Fund may charge 2% redemption fee on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the Fund.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 24, 2014. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended April 30, 2013, the Fund did not borrow under the credit agreement.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ASU 2011-11, "Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities requirements in U.S. GAAP and IFRSs" ("ASU 2011-11"). ASU 2011-11 requires additional disclosures on financial instruments and derivative instruments that are either offset in accordance with existing accounting guidance or are subject to an enforceable master netting arrangement or similar agreement. The new requirements do not change the accounting guidance on netting, but rather enhance the disclosures to more clearly show the impact of netting arrangements on a company's financial position.

In January 2013, FASB issued ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"). The amendments in ASU 2013-01 clarify the intended scope of disclosures required by ASU 2011-11.

Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund's financial statements. ASU 2011-11 is effective for fiscal years and interim periods beginning after January 1, 2013.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after April 30, 2013 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

On June 18, 2013, the advisor contractually agreed to extend the current written expense limitation agreement (as described in note 2) through June 30, 2015.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Europe SPRL, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, "Cohen & Steers").

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REALTY INCOME FUND

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
EMERGING MARKETS REAL ESTATE FUND

  •  Designed for investors seeking total return, investing primarily in emerging market real estate securities

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

  Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Jon Cheigh
Vice president

Luke Sullivan
Vice president

Jason Yablon
Vice president

William Leung
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—APFAX
C—APFCX
I—APFIX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Emerging Markets Real Estate Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represents past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

EMERGING MARKETS REAL ESTATE FUND

280 PARK AVENUE

NEW YORK, NY 10017

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APFAXSAR

Semiannual Report April 30, 2013

Cohen & Steers Emerging Markets Real Estate Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: June 26, 2013